Fixed assets purchase commitments	12 Months Ended
Jan. 31, 2019
Fixed Assets Purchase Commitments [Abstract]
Fixed assets purchase commitments	Fixed assets purchase commitments At January 31, 2019, the Group had no capital commitments (January 31, 2018: nil).